CONVERTIBLE PREFERRED SHARES - Rights (Details) ¥ in Thousands	1 Months Ended						12 Months Ended
	Oct. 31, 2019	Jan. 31, 2019 shares	Feb. 28, 2018	Mar. 31, 2017	Feb. 28, 2017	May 31, 2016 $ / shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 shares
Redemption Rights
2023 | ¥							¥ 8,174,168
Conversion Rights
Conversion ratio | shares							1	1
Liquidation Preference
Liquidation preference as a percentage of purchase price for second tier of stock							150.00%
Modification, percentage used to determine if qualifies as extinguishment							10.00%
Series A1 Convertible Preferred Shares
Conversion Rights
Original issuance price						$ 0.0086
Conversion price after stock split adjustment						0.0017
Liquidation Preference
Liquidation preference as a multiple of purchase price							4
Series A2 Redeemable Convertible Preferred Shares
Redemption Rights
Redemption price, annual internal rate of return without IPO				12.00%
Redemption price, annual internal rate of return with IPO				25.00%
Conversion Rights
Original issuance price						0.1200
Conversion price after stock split adjustment						$ 0.0240
Dividend Rights
Dividend rate					8.00%
Series B1 Redeemable Convertible Preferred Shares
Redemption Rights
Period to cure change in PRC laws			30 days
Period to cure breach			30 days
Dividend Rights
Dividend rate			8.00%
Series B2 Redeemable Convertible Preferred Shares
Liquidation Preference
Liquidation preference as a multiple of purchase price							4
Series C-2 Redeemable Convertible Preferred Shares
Redemption Rights
Period to cure breach		30 days
Minimum number of share held | shares		36,207,583
Dividend Rights
Dividend rate		8.00%
Liquidation Preference
Liquidation preference as a multiple of purchase price							2.5
Series D Redeemable Convertible Preferred Shares
Dividend Rights
Dividend rate	8.00%
Liquidation Preference
Liquidation preference as a multiple of purchase price							2.5
Minimum
Liquidation Preference
Liquidation preference as a multiple of purchase price							4
Minimum | Series B1 Redeemable Convertible Preferred Shares
Redemption Rights
Redemption price, annual internal rate of return in event of breach			2.00%
Minimum | Series C-2 Redeemable Convertible Preferred Shares
Redemption Rights
Redemption price, annual internal rate of return in event of breach		2.00%
Maximum
Liquidation Preference
Liquidation preference as a multiple of purchase price							6
Maximum | Series B1 Redeemable Convertible Preferred Shares
Redemption Rights
Redemption price, annual internal rate of return in event of breach			8.00%
Maximum | Series C-2 Redeemable Convertible Preferred Shares
Redemption Rights
Redemption price, annual internal rate of return in event of breach		8.00%